OTHER GAINS AND LOSSES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Gain on disposal of property, plant and equipment	$ 450,860	$ 10,493,634	$ 540,541
Donations	(276,017)	(219,069)	(273,201)
Technical services and assistance	11,048	17,648	59,921
Gain over tax credit assignment	73,424	340,004	559,347
Contingencies	(853,264)	(1,164,304)	(358,795)
Leases	392,172	521,515	665,628
Service fee from ADS Depositary bank	878,856	442,285	306,068
Insurance claim collection	4,517	0	0
Miscellaneous	236,473	110,767	(229,047)
Total	$ 918,069	$ 10,542,480	$ 1,270,462